SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ 1,773,509	$ 1,826,504
Current portion of debt	(106,296)	(106,135)
Long-term portion of debt issuance costs	(10,919)	(12,096)
Long-term debt	1,656,294	1,708,273
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	1,231,219	1,280,623
Floating rate long-term debt | $125 million tranche under the $375 Million Facility
Debt Instrument [Line Items]
Total debt	86,298	97,354
Face amount	125,000
Floating rate long-term debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Total debt	138,158	142,106
Line of credit facility, maximum borrowing capacity	150,000
Floating rate long-term debt | Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Total debt	132,805	137,718
Line of credit facility, maximum borrowing capacity	150,000
Floating rate long-term debt | $140 million term tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	121,843	129,104
Face amount	140,000
Floating rate long-term debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	320,000
Total debt	277,925	287,275
Floating rate long-term debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	180,000
Total debt	169,690	174,066
Floating rate long-term debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	330,000
Total debt	304,500	313,000
Line of credit
Debt Instrument [Line Items]
Total debt	400,000	400,000
Line of credit | $375 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	375,000
Line of credit | $290 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	290,000
Line of credit | $150 million revolving tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	150,000	150,000
Face amount	150,000
Line of credit | $250 million revolving tranche under the $375 Million Facility
Debt Instrument [Line Items]
Total debt	250,000	250,000
Face amount	250,000
Fixed rate long-term debt
Debt Instrument [Line Items]
Total debt	142,290	145,881
Fixed rate long-term debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	$ 142,290	$ 145,881